Offerings - Offering: 1	Nov. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.004 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	245.23
Maximum Aggregate Offering Price	$ 735,690,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 101,598.79
Offering Note

(1)	In accordance with Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement will also cover any additional shares of Common Stock which become issuable under the ResMed Inc. 2018 Employee Stock Purchase Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or similar transactions.

(2)	Estimated solely for the purpose of calculating the registration fee under Rules 457(h) and 457(c) under the Securities Act and is based on the average of the high and low sale prices ($245.23) of the Common Stock, as reported on the New York Stock Exchange on November 17, 2025, for the 3,000,000 shares of Common Stock issuable under the Plan.